FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	$ 44,767	$ 98,711
Gross unrealized gains	106	260
Gross unrealized losses	(1)	(23)
Estimated fair value	44,872	98,948
Accrued interest receivable	$ 500	600
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term assets
Agency bonds
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	$ 27,358	42,090
Gross unrealized gains	71	179
Gross unrealized losses		(14)
Estimated fair value	27,429	42,255
Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost		38,362
Gross unrealized gains		29
Gross unrealized losses		(5)
Estimated fair value		38,386
U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	8,378	10,334
Gross unrealized gains	8	31
Gross unrealized losses		(3)
Estimated fair value	8,386	10,362
Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Amortized cost	9,031	7,925
Gross unrealized gains	27	21
Gross unrealized losses	(1)	(1)
Estimated fair value	$ 9,057	$ 7,945
Maximum | Agency bonds
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years
Maximum | Commercial paper
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term		2 years
Maximum | U.S. Treasury bills
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year	2 years
Maximum | Corporate debt securities
Fair Value, off-Balance-Sheet Risks, Disclosure Information
Maturity term	1 year